Commitments and Contingencies	9 Months Ended
Sep. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingencies
License Agreements
The Company has entered into an exclusive license agreement with UCL Business Ltd, ("UCLB") which has subsequently been amended and restated. In connection with the UCLB license agreement, the Company is required to make annual license payments and may be required to make payments to UCLB upon the achievement of specified milestones.
In November 2019, the Company entered into an exclusive license agreement with Noile-Immune Biotech Inc. ("Noile") under which the Company will have the right to develop CAR T cell therapies incorporating Noile’s PRIME (proliferation-inducing and migration-enhancing) technology. The Company may be obligated to make additional payments to Noile upon the achievement of development milestones and receipt of regulatory approvals product sale milestones, as well as royalty payments based on possible future sales resulting from the utilization of the licensed technology.
The Company has estimated the probability of the Company achieving each potential milestone in relation to the UCLB and Noile License Agreements in accordance with ASC 450, Contingencies. The Company concluded that, as of September 30, 2022, there were no milestones for which the likelihood of achievement was currently probable.
In July 2022, the Company renegotiated a master services agreement with Adaptive Biotechnologies Corporation ("Adaptive"), under which Adaptive's assay is used to analyze patient samples from relapsed/refractory B Cell Acute Lymphoblastic Leukaemia (rrB-ALL) patients. Under the agreement, the Company is obligated to make specified payments to Adaptive upon the achievement and receipt of certain regulatory approvals and achievement of commercial milestones in connection with the Company's use of the Adaptive assay. The Company concluded that, as of September 30, 2022, there were no milestones for which the likelihood of achievement was currently probable.
Legal Proceedings
From time to time, the Company may be a party to litigation or subject to claims incident to the ordinary course of business. Regardless of the outcome, litigation can have an adverse impact on the Company because of defense and settlement costs, diversion of management resources and other factors. The Company was not a party to any litigation and did not have contingency reserves established for any liabilities as of September 30, 2022 and December 31, 2021.
Blackstone Strategic Collaboration and Financing Agreement
Refer to Note 10, "Liability related to sales of future royalties and sales milestone, net" for further details to the Blackstone Collaboration Agreement.
Leases
Lease payments under operating leases as of September 30, 2022 and information about the Company’s lease arrangements are disclosed in Note 11, "Leases".